Note 31 - Non Controlling Interest	12 Months Ended
Dec. 31, 2018
Non Controlling interests
Non Controlling Interest Explanatory

31. Minority interest

The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of total equity in the accompanying consolidated balance sheets is as follows:

Non-Controlling Interests (Millions of euros)
	2018	2017	2016
BBVA Colombia Group	67	65	67
BBVA Chile Group (*)	-	399	377
BBVA Banco Continental Group	1.167	1.059	1.059
BBVA Banco Provincial Group	67	78	97
BBVA Banco Francés Group	352	420	243
Garanti Group	4.058	4.903	6.157
Other entities	53	55	64
Total	5.764	6.979	8.064

(*) See Note 3.

These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interest)” in the accompanying consolidated income statements:

Profit attributable to Non-Controlling Interests (Millions of euros)
	2018	2017	2016
BBVA Colombia Group	9	7	9
BBVA Chile Group (*)	26	51	40
BBVA Banco Continental Group	227	208	193
BBVA Banco Provincial Group	(5)	(2)	(2)
BBVA Banco Francés Group	(18)	93	55
Garanti Group	585	883	917
Other entities	4	4	8
Total	827	1.244	1.218

(*) See Note 3.

Dividends distributed to non-controlling interest of the Group during the year 2018 are: Garanti Group €233 million, BBVA Banco Continental Group €108 million, BBVA Chile Group €14 million, BBVA Banco Francés Group €13 million and other Spanish entities accounted for €10 million.